SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Trade Receivables
Trade receivables, net:

	December 31,
	2016	2015

Billed	$57,320	$53,150
Unbilled *)	41,713	-
	99,033	53,150

Less - Allowance for doubtful accounts	(9,656)	(2,166)

	$89,377	$50,984

*) The unbilled amount was recognized based on the progress of the construction phase of a large-scale project in Peru (the "Project"). As part of the construction phase, the Company's subsidiary in Peru deploys a wireless network in rural areas. The Project is accounted as a Production-Type Contract using the percentage-of-completion method. The unbilled amount, for which the Company has enforceable rights, will become due at the time the first milestone is reached. The milestone occurs upon the completion of certain objective, representing the progress of the project, which vary between the different areas and type of networks.

Schedule of Other Current Assets
Other current assets:

	December 31,
	2016	2015

Governmental authorities	$6,184	$3,785
Prepaid expenses	3,784	4,765
Deferred charges	3,817	2,316
Employees	90	96
Grants receivable	276	1,540
Advance payments to suppliers	1,824	2,875
Deferred taxes	64	68
Other	978	778

	$17,017	$16,223

Schedule of Short-Term Bank Credit and Loans
Short-term bank credit and loans:

The following is classified by currency and interest rates:
	Weighted average interest rate		December 31,
	December 31,
	2016	2015	2016	2015
	%

In U.S. dollars	-	1.05	-	$7,000

Schedule of Other Current Liabilities
Other current liabilities:

	December 31,
	2016	2015

Payroll and related employee accruals	$10,971	$9,037
Derivative instruments	103	148
Government authorities	585	1,167
Other	2,187	1,042

	$13,846	$11,394

Schedule of Long-Term Loans
Long-term loans:

		Interest rate for			December 31,
		2016	2015		2016	2015
	Linkage	%		Maturity

Loans from banks:
(a)	U.S. dollars	4.77	4.77	2017-2022	$20,000	$24,000
(b)	Euro	EURIBOR +2.75	EURIBOR +2.75	2017-2020	1,458	1,835
(c)	Euro	6.0	6.0	2017	91	200

					21,549	26,035
Less - current maturities					4,617	4,542

					$16,932	$21,493

(a)
The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2016 the Company is in compliance with these covenants.

(b)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

(c)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG’s building in Bulgaria.

Schedule of Long-Term Debt Maturities
Long-term debt maturities for loans after December 31, 2016, are as follows:
Year ending December 31,

2017	$4,617
2018	4,421
2019	4,421
2020	4,090
2021 and thereafter	4,000

$21,549

Schedule of Other Long-Term Liabilities
Other long-term liabilities:
	December 31,
	2016	2015

Long-term tax accrual	$776	$871
Deferred revenue	-	15
Other	1,505	3,092

	$2,281	$3,978